COMMITMENTS AND CONTINGENCIES - Summary of Lease Cost (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 0	$ 102,938	$ 0	$ 205,876	$ 411,751	$ 352,080